Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.9%
X 273,270,427 MUNICIPAL BONDS - 99.5%
X 273,270,427
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%,
6/01/31
No Opt. Call A   $ 890,656
800 Total Alaska 890,656
Arizona - 1.7%
345 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   346,997
1,035 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA   1,166,652
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   3,229,984
4,425 Total Arizona 4,743,633
California - 11.1%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call AA   1,373,014
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   41,547
340 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   348,728
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
Non AMT Refunding Subordinate Series 2019C:
1,280 5.000%, 5/15/30, (Pre-refunded 5/15/29) 5/29 at 100.00 N/R  (4) 1,488,102
760 5.000%, 5/15/30 5/29 at 100.00 AA-   887,148
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call A   565,537
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   12,014,478
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/35
No Opt. Call Aa2   676,113
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+   2,603,331
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 -
AGM Insured
No Opt. Call AA   8,071,742
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 AA   1,716,028
115 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   126,016

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC
Insured
No Opt. Call Aa3   $ 672,189
37,260 Total California 30,583,973
Colorado - 4.1%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,000 5.000%, 12/01/30 12/26 at 100.00 Baa2   1,045,140
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa2   1,525,065
Denver Health and Hospitals Authority, Colorado,
Healthcare Revenue Bonds, Series 2019A:
1,750 4.000%, 12/01/38 12/29 at 100.00 BBB   1,605,065
2,000 4.000%, 12/01/39 12/29 at 100.00 BBB   1,818,180
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call A   4,013,040
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   1,240,160
13,135 Total Colorado 11,246,650
Delaware - 0.2%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
150 4.125%, 1/01/39 1/24 at 100.00 A1   150,589
200 5.000%, 1/01/44 1/24 at 100.00 A1   201,962
130 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1   130,849
480 Total Delaware 483,400
District of Columbia - 1.0%
90 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A2   92,612
1,735 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%,
10/01/47
10/29 at 100.00 A-   1,828,672
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA   798,341
2,550 Total District of Columbia 2,719,625
Florida - 3.8%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3   1,650,962
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   545,625
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 AA+   1,155,570
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   1,630,953
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA   538,360
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 AA-   3,542,792

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   $ 554,140
805 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
3/23 at 100.00 N/R   719,928
880 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
3/23 at 100.00 N/R   9
10,840 Total Florida 10,338,339
Georgia - 3.0%
2,470 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fourth Series 1994,
2.250%, 10/01/32, (Mandatory Put 5/25/23)
No Opt. Call A-   2,465,134
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.250%, 2/15/45
2/27 at 100.00 AA   2,113,760
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   1,527,565
2,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2   2,066,300
7,940 Total Georgia 8,172,759
Illinois - 8.0%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   2,097,200
Chicago, Illinois, General Obligation Bonds, City
Colleges, Series 1999:
470 0.000%, 1/01/33 - FGIC Insured No Opt. Call BBB+   321,019
3,000 0.000%, 1/01/37 - FGIC Insured No Opt. Call BBB+   1,638,240
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 AA-   2,127,740
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 AA+   1,946,376
Illinois Finance Authority, State of Illinois Clean Water
Initiative Revolving Fund Revenue Bonds, Series 2017:
3,125 5.000%, 7/01/37 1/27 at 100.00 AAA   3,351,750
375 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 N/R  (4) 412,298
1,500 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   1,617,180
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   561,692
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A-   442,580
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37
- NPFG Insured
No Opt. Call A-   5,936,573
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   627,232
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
300 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 294,135
330 0.000%, 11/01/23 - NPFG Insured No Opt. Call A   322,480

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 340 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) $ 333,601
50 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call N/R  (4) 49,059
25 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 24,511
28,370 Total Illinois 22,103,666
Indiana - 0.5%
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/25 - AMBAC Insured
No Opt. Call AA   1,421,025
1,500 Total Indiana 1,421,025
Kentucky - 3.0%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016, 5.000%, 1/01/29
1/26 at 100.00 A1   1,237,711
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2   1,068,950
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
3/23 at 100.00 AA   1,185,462
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 A-   1,103,860
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   3,720,825
8,085 Total Kentucky 8,316,808
Maine - 1.6%
1,545 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020,
5.000%, 7/01/36
7/30 at 100.00 AA-   1,763,231
2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   2,682,753
3,970 Total Maine 4,445,984
Maryland - 3.1%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/33
9/27 at 100.00 CCC+   3,467,299
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 A   5,177,150
8,420 Total Maryland 8,644,449
Michigan - 0.8%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,069,170
1,210 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   1,247,062
2,210 Total Michigan 2,316,232
Minnesota - 1.1%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA   1,213,288
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 AA-   815,591

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 Aa1   $ 1,099,540
2,845 Total Minnesota 3,128,419
Montana - 0.9%
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2021A:
500 5.000%, 6/01/31 No Opt. Call A   567,640
640 4.000%, 6/01/38 6/31 at 100.00 A   647,834
1,245 4.000%, 6/01/40 6/31 at 100.00 A   1,252,246
2,385 Total Montana 2,467,720
Nevada - 5.5%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 AA+   3,419,370
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3   4,315,040
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Series 2019B:
3,015 5.000%, 7/01/36 7/29 at 100.00 Aa3   3,314,329
1,665 5.000%, 7/01/37 7/29 at 100.00 Aa3   1,817,348
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 Aa1   2,065,200
60 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba1   54,595
13,740 Total Nevada 14,985,882
New Jersey - 7.3%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
105 5.000%, 2/15/25 2/24 at 100.00 A-   106,661
100 5.000%, 2/15/34 2/24 at 100.00 A-   101,073
105 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
3/23 at 100.00 A-   105,184
110 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A   111,896
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series
2018, 4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA   80,217
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
175 5.000%, 1/01/37 1/29 at 100.00 A+   192,680
125 5.000%, 1/01/38 1/29 at 100.00 A+   137,128
245 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA   273,494
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA   35,549
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA   30,624

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA   $ 50,383
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 AA   157,920
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 AA-   111,765
100 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.000%, 1/01/32 (6)
3/23 at 100.00 Caa3   67,058
125 Middlesex County, New Jersey, General Obligation Bonds, Refunding
Redevelopment Series 2017, 5.000%, 1/15/27
No Opt. Call AAA   138,503
20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA   20,360
100 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call AAA   103,503
New Brunswick Parking Authority, Middlesex County,
New Jersey, Guaranteed Parking Revenue Bonds,
Refunding Series 2016A:
300 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA   325,536
140 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA   148,369
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB-   25,593
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
220 4.000%, 7/15/37 7/27 at 100.00 BBB-   212,436
25 5.000%, 7/15/47 7/27 at 100.00 BBB-   25,412
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB   94,686
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R   31,932
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 A3   102,499
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1   182,922
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   124,946
55 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B   52,175
100 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 B1   93,513
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A   120,681
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
20 3.000%, 6/01/32 12/27 at 100.00 A   20,001
15 5.000%, 6/01/32 12/27 at 100.00 A   16,207

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 140 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R  (4) $ 141,511
40 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (4) 41,371
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B   134,368
100 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   76,810
170 New Jersey Economic Development Authority, Rutgers University
General Obligation Lease Revenue Bonds, College Avenue
Redevelopment Project, Series 2013, 5.000%, 6/15/46, (Pre-refunded
6/15/23)
6/23 at 100.00 Aa3  (4) 171,635
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call A3   1,047,602
15 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A3   14,284
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A   120,354
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA   100,619
50 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+   50,844
New Jersey Educational Facilities Authority, Revenue
Bonds, Rider University, Series  2017F:
5 3.750%, 7/01/37 7/27 at 100.00 BB   4,059
100 4.000%, 7/01/42 7/27 at 100.00 BB   79,586
100 5.000%, 7/01/47 7/27 at 100.00 BB   90,934
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+   75,369
New Jersey Educational Facilities Authority, Revenue
Bonds, Seton Hall University, Series 2016C:
435 3.000%, 7/01/41 7/26 at 100.00 BBB+   354,003
50 3.000%, 7/01/46 7/26 at 100.00 BBB+   38,553
25 4.000%, 7/01/46 7/26 at 100.00 BBB+   23,483
New Jersey Educational Facilities Authority, Revenue
Bonds, Stevens Institute of Technology, Series 2017A:
200 4.000%, 7/01/47 7/27 at 100.00 BBB+   185,662
30 5.000%, 7/01/47 7/27 at 100.00 BBB+   30,731
25 New Jersey Educational Facilities Authority, Revenue Bonds, The
College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB   23,117
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA-   80,234
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   233,691
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
150 5.000%, 7/01/28 7/27 at 100.00 AA-   166,866
150 5.000%, 7/01/57 7/27 at 100.00 AA-   155,766

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 A+   $ 108,891
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
4.000%, 7/01/41
7/26 at 100.00 AA-   50,225
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA-   372,150
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
20 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 20,215
85 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 85,986
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
25 5.000%, 7/01/32 7/26 at 100.00 AA   27,030
40 5.000%, 7/01/33 7/26 at 100.00 AA   43,143
30 5.000%, 7/01/34 7/26 at 100.00 AA   32,234
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A,
5.000%, 7/01/39
7/24 at 100.00 AA-   132,720
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   110,904
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   129,660
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
10 3.000%, 7/01/32 7/26 at 100.00 BBB-   9,237
405 4.000%, 7/01/48 7/26 at 100.00 BBB-   339,649
100 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A-  (4) 100,817
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA   131,242
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA   112,278
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
50 4.000%, 7/01/44 7/29 at 100.00 A+   49,148
205 3.000%, 7/01/49 7/29 at 100.00 A+   156,370
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   39,633
120 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA-   116,692
270 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA-   260,123
435 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 AA-   433,891

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 100 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 AA-   $ 87,018
200 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019B, 1.500%, 5/01/23
No Opt. Call AA-   199,414
New Jersey Housing and Mortgage Finance Agency,
Single Family Housing Revenue Bonds, Series 2018A:
125 3.600%, 4/01/33 10/27 at 100.00 AA   122,622
75 3.750%, 10/01/35 10/27 at 100.00 AA   72,094
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 AA   653,529
240 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 AA   187,500
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1   207,798
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A, 4.000%, 6/01/32
No Opt. Call A2   77,776
100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A2   87,423
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A3   3,698,937
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A3   1,031,401
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 A3   260,862
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A3   50,123
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
225 3.500%, 6/15/46 12/28 at 100.00 A3   193,041
100 4.000%, 6/15/50 12/28 at 100.00 A3   95,225
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
40 3.000%, 6/15/50 12/30 at 100.00 A3   30,458
30 4.000%, 6/15/50 12/30 at 100.00 A3   28,567
70 5.000%, 6/15/50 12/30 at 100.00 A3   73,629
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2015E, 5.000%, 1/01/45
1/25 at 100.00 AA-   262,352
200 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   184,058
235 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3  (4) 236,565
300 Salem County Pollution Control Financing Authority, New Jersey,
Revenue Bonds, Atlantic City Electric Company Project, Refunding
Series 2020, 2.250%, 6/01/29
No Opt. Call A   281,019
250 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 -
AGM Insured
11/29 at 100.00 AA   280,645
30 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+   31,492
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 AA+   127,785

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 215 4.000%, 6/01/37 6/28 at 100.00 A-   $ 215,194
305 5.250%, 6/01/46 6/28 at 100.00 BBB+   318,801
480 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   484,877
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding
Series 2015A, 5.500%, 5/01/30
No Opt. Call Aaa   651,432
170 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
3/23 at 100.00 Aaa   170,240
22,655 Total New Jersey 20,106,473
New York - 5.8%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 AA   580,520
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   3,508,020
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   1,607,265
2,050 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,239,543
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50
5/30 at 100.00 A3   1,425,723
750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/30
No Opt. Call A3   817,448
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   1,355,497
315 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA-   319,813
1,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/31
No Opt. Call A   1,114,720
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory
Put 5/15/26)
No Opt. Call AA+   2,910,660
14,735 Total New York 15,879,209
North Carolina - 1.1%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   1,075,690
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA   1,185,655
700 5.000%, 1/01/32 1/27 at 100.00 BBB   745,885
2,795 Total North Carolina 3,007,230

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 3.2%
$ 570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   $ 524,725
8,670 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   8,279,850
9,240 Total Ohio 8,804,575
Oklahoma - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   479,915
500 Total Oklahoma 479,915
Pennsylvania - 4.6%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2   161,005
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3   50,753
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   448,209
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/35
7/29 at 100.00 A   118,030
220 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2013C-72, 5.250%, 12/01/32, (Pre-refunded 12/01/23)
12/23 at 100.00 AA-  (4) 225,216
230 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   217,212
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 AA   107,577
140 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R   175
10 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   12
250 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   312
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 BB-   259,548
155 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series
2017A, 5.000%, 5/15/42
5/27 at 100.00 BBB   149,231
15 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+   14,651
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 Aa2   130,602
45 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%,
10/01/38
4/24 at 100.00 AA-   46,205

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 155 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A-   $ 113,156
70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB-   73,110
20 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2020, 2.125%, 12/01/45
12/28 at 100.00 AA   13,429
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 AA   118,624
100 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2016A, 5.000%,
11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A+  (4) 107,318
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2017A, 4.000%, 10/01/37
10/27 at 100.00 AA-   75,711
190 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2020A, 4.000%, 9/01/50
9/30 at 100.00 AA-   181,781
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019,
5.000%, 12/01/51
12/25 at 103.00 N/R   30,182
20 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%,
12/15/47
12/27 at 100.00 BBB-   20,304
15 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at
West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2   14,624
35 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   35,481
100 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa   107,389
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
40 5.000%, 6/01/33 6/28 at 100.00 A1   44,275
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA   358,926
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019,
5.000%, 1/01/45
1/25 at 104.00 N/R   63,260
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
60 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 61,815
20 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 20,605
45 4.000%, 1/01/33 1/25 at 100.00 BBB+   43,494
65 5.000%, 1/01/38 1/25 at 100.00 BBB+   65,693
15 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 15,733
55 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 57,686
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB+   102,444

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2019A:
$ 25 4.125%, 1/01/38 1/29 at 100.00 BBB+   $ 23,831
5 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 5,734
5 5.000%, 1/01/39 1/29 at 100.00 N/R   5,092
20 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 22,935
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+   107,690
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+   198,260
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3   29,541
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3   30,063
55 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding Series
2016A, 5.000%, 6/01/35
6/26 at 100.00 A   57,661
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
245 5.000%, 7/01/42 7/27 at 100.00 A1   258,833
540 5.000%, 7/01/47 7/27 at 100.00 A1   565,952
295 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/28
No Opt. Call A1   336,524
225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 B3   194,893
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 B3   18,189
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   155,327
30 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014, 5.000%, 7/01/46, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R  (4) 31,028
100 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2015, 5.000%, 7/01/47, (Pre-refunded
7/01/25)
7/25 at 100.00 N/R  (4) 106,025
25 Easton Area School District, Northampton County, Pennsylvania, General
Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 Aa2   28,077
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+   50,574
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A-   69,907
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
15 3.250%, 5/01/36 5/26 at 100.00 BBB   13,357
35 3.500%, 5/01/41 5/26 at 100.00 BBB   29,900
20 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   20,476

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 40 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020, 5.000%, 3/01/50
3/27 at 102.00 BB+   $ 33,600
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA   104,276
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA   162,225
55 Lancaster Industrial Development Authority, Pennsylvania, Revenue
Bonds, Garden Spot Village Project, Series 2013, 5.750%, 5/01/35,
(Pre-refunded 5/01/23)
5/23 at 100.00 N/R  (4) 55,446
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 AA   26,473
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
105 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 107,383
95 5.125%, 12/01/47 12/23 at 100.00 A   95,414
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016, 4.000%,
11/01/41
5/26 at 100.00 A-   96,441
195 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA   198,723
100 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R   99,999
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A   51,623
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2019:
50 4.000%, 9/01/44 9/29 at 100.00 A   48,865
25 4.000%, 9/01/49 9/29 at 100.00 A   23,392
200 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 210,520
200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A-   202,736
90 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3   91,193
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 BB   50,039
55 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   69
90 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (6)
9/25 at 100.00 N/R   45,000
140 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Series 2013A,
5.250%, 1/01/44 - AGM Insured
1/24 at 100.00 AA   142,429

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series
2019, 3.000%, 4/01/39
10/29 at 100.00 A+   $ 221,650
35 Pennsylvania Higher Educational Facilites Authority,  Revenue Bonds,
Holy Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 A-   35,786
120 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R  (4) 120,952
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in
Philadelphia, Series 2012:
35 4.000%, 11/01/39 3/23 at 100.00 N/R   33,680
60 5.000%, 11/01/42 3/23 at 100.00 N/R   60,031
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3   299,985
95 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R  (4) 96,291
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+   42,863
350 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+   308,000
450 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 AA+   389,124
65 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+   64,772
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+   42,967
250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+   213,905
125 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+   96,818
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+   33,296
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 0.000%,
12/01/37 (5)
12/26 at 100.00 AA-   104,309
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A2   105,479
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA-   605,727
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   47,598
25 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+   24,061
70 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+   57,914
50 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45,
144A
3/28 at 100.00 BB   46,218

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A   $ 155,892
105 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA   113,522
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A   131,854
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB   105,741
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 A   109,456
20 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 -
AGM Insured
9/30 at 100.00 AA   20,038
25 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   26,667
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+   206,012
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA   35,397
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+   80,970
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+   92,599
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3   220,036
10 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BB+   9,890
40 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A,
3.000%, 9/01/44 - AGM Insured
9/29 at 100.00 AA   33,425
100 Upper Dublin School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 Aa3   101,962
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   131,875
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB   14,958
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1   14,288
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call AA   104,845
25 5.000%, 1/01/28 - BAM Insured No Opt. Call AA   28,139
13,405 Total Pennsylvania 12,648,485

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 3.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 3,829 4.500%, 7/01/34 7/25 at 100.00 N/R   $ 3,847,379
3,740 4.550%, 7/01/40 7/28 at 100.00 N/R   3,687,640
72 5.000%, 7/01/58 7/28 at 100.00 N/R   71,117
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   700,060
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
10 4.329%, 7/01/40 7/28 at 100.00 N/R   9,599
10 4.329%, 7/01/40 7/28 at 100.00 N/R   9,598
49 4.784%, 7/01/58 7/28 at 100.00 N/R   46,858
8,420 Total Puerto Rico 8,372,251
South Carolina - 1.7%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call AA   4,584,314
5,435 Total South Carolina 4,584,314
Tennessee - 4.5%
3,090 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2,
5.000%, 8/01/44
8/29 at 100.00 A-   3,218,544
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 A   1,932,720
135 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   138,317
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   650,919
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   4,228,080
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 AA   2,144,621
11,990 Total Tennessee 12,313,201
Texas - 10.6%
1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project,
Series 2018A, 5.000%, 8/01/42
8/27 at 100.00 AA   1,069,460
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 AA-   1,081,550
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1   537,980
745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 A-   812,266
1,855 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R  (4) 1,891,933
1,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien
Series 2021A, 5.000%, 8/15/30
No Opt. Call Aa2   1,194,850

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
$ 3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   $ 2,192,640
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call A   5,565,768
1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   1,506,877
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 AA-   937,454
250 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   259,268
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed
Lanes Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 Baa2   1,697,808
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 AAA   7,737,614
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB) (7)
10/27 at 100.00 AAA   2,525,075
31,365 Total Texas 29,010,543
Utah - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 A   1,577,685
1,500 Total Utah 1,577,685
Virginia - 1.0%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,181,669
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)
7/28 at 100.00 A-   1,446,858
2,560 Total Virginia 2,628,527
Washington - 4.3%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/29 - NPFG Insured
No Opt. Call AA+   2,763,700
3,890 University of Washington, General Revenue Bonds, Refunding Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 Aaa   4,372,049
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   738,679
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
2,165 4.000%, 7/01/37 7/31 at 100.00 Baa3   2,035,771
2,140 4.000%, 7/01/43 7/31 at 100.00 Baa1   1,943,741
12,215 Total Washington 11,853,940
West Virginia - 1.8%
530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   566,872

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   $ 1,888,686
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 1,009,730
1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   1,529,571
4,760 Total West Virginia 4,994,859
$ 290,530 Total Municipal Bonds (cost $266,314,690) 273,270,427
Shares Description (1) Value
X 1,123,479 COMMON STOCKS - 0.4%
X 1,123,479
Independent Power And Renewable Electricity Producers - 0.4%
14,686 Energy Harbor Corp (8),(9) $ 1,123,479
Total Independent Power And Renewable Electricity Producers 1,123,479
Total Common Stocks (cost $407,801) 1,123,479
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
36,817 CORPORATE BONDS - 0.0%
X 36,817
Independent Power And Renewable Electricity Producers - 0.0%
$ 130 Talen Energy Corp 0.000% 8/31/23 N/R $ 36,817
130 Total Independent Power And Renewable Electricity Producers 36,817
$ 130 Total Corporate Bonds (cost $–) 36,817
Total Long-Term Investments (cost $266,722,491) 274,430,723
Floating Rate Obligations - (0.7)% (2,000,000)
Other Assets & Liabilities, Net -  0.8%(10) 2,359,791
Net Assets Applicable to Common Shares - 100% $ 274,790,514
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (190) 3/23 $ (21,540,870) $ (21,757,969) $ (217,099)

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NUW
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 273,270,427 $ – $ 273,270,427
Common Stocks – 1,123,479 – 1,123,479
Corporate Bonds – 36,817 – 36,817
Investments in Derivatives:
Futures Contracts* (217,099) – – (217,099)
Total
$ (217,099) $ 274,430,723 $ – $ 274,213,624
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.